Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Consolidated Balance Sheets
Deferred shares, par value (in dollars per share)	$ 1.098
Deferred shares, shares authorized	40,000
Deferred shares, shares issued	40,000
Deferred shares, shares outstanding	40,000
Ordinary shares, par value (in dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized	600,000,000	175,000,000
Ordinary shares, shares issued	21,205,382	9,700,789
Ordinary shares, shares outstanding	21,205,382	9,700,789